EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Net book value	$ 140,353	$ 123,305
Computer equipment [member]
Statement Line Items [Line Items]
Net book value	84,210	123,305
Vehicles [member]
Statement Line Items [Line Items]
Net book value	56,143
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning Balance	124,866
Additions	56,436	125,143
Net exchange differences	(3,336)	(277)
Ending Balance	177,966	124,866
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Beginning Balance	124,866
Additions		125,143
Net exchange differences	(3,043)	(277)
Ending Balance	121,823	124,866
Gross carrying amount [member] | Vehicles [member]
Statement Line Items [Line Items]
Beginning Balance
Additions	56,436
Net exchange differences	(293)
Ending Balance	56,143
Accumulated impairment [member]
Statement Line Items [Line Items]
Beginning Balance	1,561	1,553
Additions	37,417
Net exchange differences	(1,365)	8
Ending Balance	37,613	1,561
Accumulated impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Beginning Balance	1,561	1,553
Additions	37,417
Net exchange differences	(1,365)	8
Ending Balance	37,613	1,561
Accumulated impairment [member] | Vehicles [member]
Statement Line Items [Line Items]
Beginning Balance
Additions
Net exchange differences
Ending Balance